Revenue Recognition (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jan. 02, 2018
EOS ENERGY STORAGE, LLC [Member]
Contract liabilities	$ 327,000	$ 300,000	$ 817,000	$ 718,000	$ 660,000